Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.08%	0.08%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.02%	0.00%
Total annual operating expenses	0.10%	0.08%

(a)  Adjusted to reflect current fees

	Institutional Class	Institutional Premium Class
1 year	$10	$8
3 years	$32	$26
5 years	$56	$45
10 years	$128	$103

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.02%	0.00%
Total annual operating expenses	0.08%	0.06%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$8	$6
3 years	$26	$19
5 years	$45	$34
10 years	$103	$77

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® Emerging Markets Index Fund from 0.09% to 0.08%. Fidelity® Emerging Markets Index Fund's annual management fee rate is 0.08% of its average net assets.

EMX-I-GUX-I-17-01 1.933380.116	July 31, 2017

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
Investor Class and Premium Class
December 30, 2016
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.08%	0.08%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.21%	0.05%
Total annual operating expenses	0.29%	0.13%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$30	$13
3 years	$93	$42
5 years	$163	$73
10 years	$368	$166

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.11%	0.04%
Total annual operating expenses	0.17%	0.10%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$10
3 years	$55	$32
5 years	$96	$56
10 years	$217	$128

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® Emerging Markets Index Fund from 0.09% to 0.08%. Fidelity® Emerging Markets Index Fund's annual management fee rate is 0.08% of its average net assets.

EMX-GUX-17-01 1.933379.115	July 31, 2017